General (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Jun. 07, 2024	Jul. 26, 2023	Aug. 31, 2020	Nov. 02, 2021
General [Line Items]
Net proceeds		$ 27.1
Warrants term		5 years
Aggregate offering price	$ 100.0
Percentage of gross proceeds	2.50%
Issued ordinary shares (in Shares)	5,046,990	2,142,858
Gross consideration amount	$ 38.8
Net consideration amount	$ 37.8
Business Acquisition [Member]
General [Line Items]
Percentage of acquisition shares				100.00%
Warrants [Member]
General [Line Items]
Ordinary shares purchased (in Shares)		2,100,000
Exercise price per share (in Dollars per share)		$ 19
Purchase price per share (in Dollars per share)		$ 14
IPO [Member]
General [Line Items]
Net proceeds		$ 30.0
Sale of ordinary shares (in Shares)		2,100,000
IPO [Member] | Nasdaq [Member]
General [Line Items]
Net proceeds			$ 169.0